UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Cash Reserves Fund

August 31, 2005

1.805742.101 CAS-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 0.6%

Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
AOL Time Warner, Inc.
4/15/06	4.03%	$38,117	$38,558
4/15/06	4.14	18,405	18,606
British Telecommunications PLC
12/15/05	3.38	26,731	27,057
12/15/05	3.39	39,870	40,355
12/15/05	3.40	7,010	7,095
12/15/05	3.43	28,065	28,403
12/15/05	3.51	7,124	7,207
12/15/05	3.71	30,680	31,034
12/15/05	3.78	5,190	5,248
Comcast Cable Communications, Inc.
1/30/06	3.91	24,980	25,207
France Telecom SA
3/1/06	3.41 (a)	10,650	10,841
3/1/06	3.70 (a)	3,535	3,597
3/1/06	3.72 (a)	10,485	10,669
3/1/06	3.73 (a)	2,700	2,747
3/1/06	3.76 (a)	3,380	3,438
3/1/06	3.80 (a)	13,570	13,803
3/1/06	3.81 (a)	20,560	20,910
3/1/06	3.82 (a)	25,699	26,137
3/1/06	3.85 (a)	5,435	5,527
3/1/06	3.87 (a)	2,825	2,872
Morgan Stanley
4/15/06	3.90	33,016	33,422
TOTAL CORPORATE BONDS			362,733

Certificates of Deposit 27.2%

Domestic Certificates Of Deposit – 0.7%
Huntington National Bank, Columbus
9/20/05	3.55	65,000	65,000
10/24/05	3.41	65,000	65,000
11/10/05	3.50	19,000	19,000
Washington Mutual Bank, California
9/19/05	3.54	80,000	80,000
11/1/05	3.70	195,000	195,000
			424,000

Quarterly Report

2

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
London Branch, Eurodollar, Foreign Banks – 15.2%
Barclays Bank PLC
9/12/05	3.53%	$1,250,000	$1,250,000
Calyon
3/31/06	3.88	200,000	200,000
7/17/06	4.00	100,000	100,000
7/18/06	4.00	250,000	250,000
Credit Agricole SA
11/1/05	3.80 (c)	325,000	325,000
7/17/06	4.00	200,000	200,000
7/18/06	4.00	100,000	100,000
7/19/06	4.00	250,000	250,000
Credit Industriel et Commercial
9/12/05	3.30	330,000	330,000
9/16/05	3.38	500,000	500,000
4/20/06	3.95	250,000	250,000
Deutsche Bank AG
9/13/05	3.30	600,000	600,000
9/19/05	3.54	600,000	600,000
Dresdner Bank AG
10/24/05	3.51	510,000	510,000
Hypo Real Estate Bank International
10/17/05	3.75 (f)	106,000	106,000
10/31/05	3.73 (f)	36,000	36,000
ING Bank NV
11/1/05	3.80 (c)	800,000	800,000
Royal Bank of Scotland PLC
11/1/05	3.80 (c)	2,470,000	2,470,000
Societe Generale
9/16/05	3.40	135,000	134,994
12/22/05	3.00	95,000	95,000
8/18/06	4.25	250,000	250,000
			9,356,994
New York Branch, Yankee Dollar, Foreign Banks – 11.3%
Bank of Tokyo-Mitsubishi Ltd.
9/15/05	3.56	705,000	705,000
Calyon
9/12/05	3.31 (d)	275,000	274,997
Canadian Imperial Bank of Commerce
9/15/05	3.63 (d)	500,000	500,000

3 Quarterly Report

Investments (Unaudited) continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Credit Industriel et Commercial
2/13/06	4.00%	$115,000	$115,000
Credit Suisse First Boston New York Branch
9/19/05	3.57 (d)	325,000	325,000
10/19/05	3.58 (d)	375,000	375,000
Deutsche Bank AG
9/5/05	3.31 (d)	390,000	390,000
9/20/05	3.56	420,000	420,000
Dexia Credit Local de France
9/20/05	3.56	600,000	600,000
Mizuho Corporate Bank Ltd.
9/15/05	3.57	240,000	240,000
11/1/05	3.83 (c)	475,000	475,000
Royal Bank of Canada
9/15/05	3.33 (d)	185,000	184,997
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (d)	730,000	729,908
Toronto-Dominion Bank
4/7/06	3.86	250,000	250,000
4/18/06	3.92	100,000	100,000
UBS AG
9/20/05	3.53	750,000	750,000
Unicredito Italiano Spa
11/14/05	3.73 (d)	480,000	479,950
			6,914,852

TOTAL CERTIFICATES OF DEPOSIT			16,695,846

Commercial Paper 28.3%

Amsterdam Funding Corp.
9/20/05	3.55	170,000	169,682
Aspen Funding Corp.
9/19/05	3.24	125,000	124,801
Barclays U.S. Funding Corp.
9/6/05	3.32	600,000	599,726
Beta Finance, Inc.
9/16/05	3.21 (b)	70,000	69,908
Capital One Multi-Asset Execution Trust
9/13/05	3.38	50,000	49,944

Quarterly Report	4

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Capital One Multi-Asset Execution Trust – continued
10/5/05	3.52%	$15,000	$14,951
10/12/05	3.55	30,000	29,880
11/2/05	3.70	25,000	24,842
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/1/05	3.33	285,550	285,550
9/8/05	3.54	75,000	74,949
9/9/05	3.54	100,000	99,922
9/14/05	3.55	335,800	335,371
Citigroup Funding, Inc.
9/8/05	3.54	100,000	99,931
9/13/05	3.57	65,000	64,923
9/20/05	3.50	60,000	59,890
Clipper Receivables LLC
9/20/05	3.56	100,000	99,813
Comcast Corp.
11/4/05	3.49 (b)	70,000	69,574
Countrywide Financial Corp.
9/1/05	3.54	183,500	183,500
9/6/05	3.58	99,000	98,951
9/7/05	3.57	170,000	169,899
9/13/05	3.57	100,000	99,881
9/14/05	3.57	44,711	44,654
9/15/05	3.59	240,000	239,666
9/16/05	3.50	25,000	24,964
9/16/05	3.51	44,000	43,936
Credit Suisse First Boston New York Branch
9/9/05	3.53	485,000	484,621
DaimlerChrysler NA Holding Corp.
9/2/05	3.68	35,000	34,996
9/14/05	3.71	60,000	59,920
9/16/05	3.72	67,000	66,896
9/21/05	3.76	65,000	64,865
9/23/05	3.77	136,000	135,688
9/27/05	3.79	66,000	65,820
9/30/05	3.83	65,000	64,800
Dominion Resources, Inc.
9/7/05	3.60	232,819	232,680
9/12/05	3.61	33,000	32,964
Emerald (MBNA Credit Card Master Note Trust)
9/7/05	3.45	24,000	23,986
9/27/05	3.47	210,000	209,478

	5		Quarterly Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Emerald (MBNA Credit Card Master Note Trust) – continued
9/27/05	3.52%	$83,352	$83,141
9/28/05	3.51	62,000	61,838
9/29/05	3.53	103,711	103,428
10/11/05	3.60	38,225	38,073
10/18/05	3.63	50,000	49,765
10/25/05	3.63	93,675	93,169
10/27/05	3.72	70,500	70,095
11/3/05	3.76	64,250	63,831
Eurohypo AG
10/3/05	3.51	150,000	149,537
FCAR Owner Trust
9/12/05	3.53	150,000	149,839
9/13/05	3.53	106,500	106,375
9/15/05	3.29	24,000	23,970
9/16/05	3.29	244,000	243,671
10/4/05	3.35	25,000	24,924
Federated Retail Holdings, Inc.
10/31/05	3.89	252,500	250,876
11/21/05	3.97	325,000	322,126
Fortune Brands, Inc.
9/19/05	3.67	100,000	99,818
9/20/05	3.67	42,000	41,919
10/24/05	3.78	283,000	281,438
10/25/05	3.79	172,000	171,030
General Electric Capital Corp.
9/6/05	3.17	110,000	109,952
General Electric Capital Services, Inc.
9/6/05	3.17	90,000	89,961
9/9/05	3.33	150,000	149,890
Giro Funding US Corp.
9/7/05	3.42	52,321	52,291
9/12/05	3.36	50,713	50,661
9/13/05	3.54	128,263	128,112
9/14/05	3.54	120,577	120,423
11/8/05	3.75	43,974	43,666
Grampian Funding LLC
9/9/05	3.20	363,000	362,746
John Deere Capital Corp.
9/2/05	3.55	27,000	26,997
9/12/05	3.58	20,000	19,978

Quarterly Report	6

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Jupiter Securitization Corp.
9/12/05	3.53%	$55,310	$55,251
Kellogg Co.
9/1/05	3.47	16,100	16,100
9/2/05	3.49	19,000	18,998
9/13/05	3.59	35,500	35,458
9/16/05	3.53	49,000	48,929
Kitty Hawk Funding Corp.
9/12/05	3.53	145,092	144,936
Market Street Funding Corp.
9/20/05	3.51	109,160	108,959
Motown Notes Program
9/1/05	3.31	87,400	87,400
9/1/05	3.32	58,000	58,000
9/2/05	3.44	58,173	58,167
9/6/05	3.57	74,400	74,363
9/7/05	3.47	110,000	109,937
9/7/05	3.57	44,600	44,574
9/8/05	3.37	120,000	119,922
9/8/05	3.46	52,100	52,065
9/12/05	3.47	140,000	139,852
9/13/05	3.38	38,000	37,958
9/14/05	3.57	75,000	74,904
9/19/05	3.50	145,000	144,748
9/21/05	3.52	55,000	54,893
9/21/05	3.53	65,000	64,873
9/23/05	3.60	102,500	102,275
10/4/05	3.53	71,232	71,003
10/5/05	3.53	15,000	14,950
11/2/05	3.72	225,000	223,571
11/3/05	3.72	70,000	69,548
Newcastle (Discover Card Master Trust)
9/12/05	3.59	45,000	44,951
9/12/05	3.60	97,500	97,393
9/13/05	3.59	117,090	116,950
9/13/05	3.61	25,000	24,970
9/14/05	3.60	42,300	42,245
9/19/05	3.56	90,000	89,840
9/22/05	3.58	85,000	84,823
Newport Funding Corp.
9/19/05	3.24	75,000	74,880

7 Quarterly Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Oracle Corp.
11/1/05	3.73%	$166,000	$164,959
Paradigm Funding LLC
9/15/05	3.56	165,667	165,438
10/7/05	3.51	155,000	154,461
Park Granada LLC
9/1/05	3.53	235,000	235,000
9/2/05	3.42	240,000	239,977
9/2/05	3.43	20,000	19,998
9/2/05	3.55	45,976	45,971
9/2/05	3.56	93,091	93,082
9/6/05	3.43	60,000	59,972
9/9/05	3.45	72,000	71,945
9/12/05	3.45	553,095	552,515
9/12/05	3.46	14,000	13,985
9/12/05	3.54	45,000	44,951
9/15/05	3.56	76,000	75,895
9/15/05	3.58	251,411	251,062
9/15/05	3.59	498,000	497,307
9/16/05	3.50	33,000	32,952
9/19/05	3.46	75,000	74,871
9/20/05	3.46	133,000	132,759
9/20/05	3.51	359,750	359,088
9/29/05	3.50	180,000	179,514
11/1/05	3.70	25,461	25,303
11/2/05	3.70	45,000	44,716
Park Sienna LLC
9/14/05	3.58	13,057	13,040
9/15/05	3.59	26,039	26,003
9/15/05	3.60	27,000	26,962
9/20/05	3.56	110,270	110,063
9/20/05	3.57	135,253	134,999
Preferred Receivables Funding Corp.
9/13/05	3.53	81,412	81,316
Ranger Funding Co. LLC
9/20/05	3.55	112,376	112,166
SBC Communications, Inc.
9/13/05	3.53	280,000	279,671
9/15/05	3.50	90,000	89,878
Sigma Finance, Inc.
10/5/05	3.51 (b)	105,000	104,655

Quarterly Report

8

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Strand Capital LLC
9/19/05	3.46%	$41,000	$40,930
9/21/05	3.46	147,000	146,720
11/1/05	3.60	50,000	49,698
11/14/05	3.69	165,000	163,762
Stratford Receivables Co. LLC
9/7/05	3.55	176,314	176,210
9/7/05	3.56	95,113	95,057
9/12/05	3.56	250,000	249,729
9/15/05	3.56	150,000	149,793
9/15/05	3.57	202,884	202,603
9/16/05	3.57	240,000	239,645
Three Rivers Funding Corp.
9/16/05	3.54	45,000	44,934
Toyota Motor Credit Corp.
9/7/05	3.18	92,000	91,952
Viacom, Inc.
9/6/05	3.68	12,500	12,494
9/12/05	3.67	35,500	35,460
9/13/05	3.68	17,750	17,728
9/14/05	3.68	35,500	35,453
9/20/05	3.70	17,750	17,715
9/20/05	3.71	22,350	22,306
Yorktown Capital LLC
9/20/05	3.55	195,973	195,607
TOTAL COMMERCIAL PAPER			17,349,318

Bank Notes 0.2%

Lasalle Bank NA
9/15/05	3.54	115,000	115,000

Master Notes 2.4%

Bear Stearns Companies, Inc.
9/12/05	3.34 (f)	234,000	234,000
Goldman Sachs Group, Inc.
9/6/05	3.61 (d)(f)	263,000	263,000
9/14/05	3.62 (d)(f)	161,000	161,000

9 Quarterly Report

Investments (Unaudited) continued

Master Notes continued
Due	Annualized Yield at Principal Amount		Value
Date	Time of Purchase	(000s)	(000s)
Goldman Sachs Group, Inc. – continued
11/11/05	3.83% (d)(f) $	367,000	$367,000
11/22/05	3.48 (f)	480,000	480,000
TOTAL MASTER NOTES			1,505,000

Medium Term Notes 21.4%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	350,000	350,000
Allstate Life Global Funding II
9/8/05	3.58 (b)(d)	65,000	65,000
9/15/05	3.59 (b)(d)	45,000	45,000
9/15/05	3.60 (b)(d)	70,000	70,000
9/27/05	3.66 (b)(d)	48,000	48,000
American Express Credit Corp.
9/6/05	3.63 (d)	68,000	68,046
9/20/05	3.66 (b)(d)	170,000	169,973
ASIF Global Financing XXX
9/23/05	3.61 (b)(d)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
9/23/05	3.60 (b)(d)	200,000	200,000
Bayerische Landesbank Girozentrale
10/15/05	3.58 (d)	500,000	500,000
11/21/05	3.82 (d)	445,000	445,000
BellSouth Telecommunications
9/6/05	3.41 (d)	85,000	85,000
BMW U.S. Capital LLC
9/15/05	3.54 (d)	84,000	84,000
Commonwealth Bank of Australia
9/26/05	3.61 (d)	163,000	163,000
Descartes Funding Trust
9/15/05	3.57 (d)	100,000	100,000
Eli Lilly Services, Inc.
9/1/05	3.53 (b)(d)	140,000	140,000
GE Capital Assurance Co.
9/1/05	3.59 (d)(f)	155,000	155,000
General Electric Capital Corp.
9/7/05	3.55 (d)	680,000	680,000
9/9/05	3.66 (d)	487,400	487,507
9/19/05	3.68 (d)	596,500	596,613

Quarterly Report

10

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
HBOS Treasury Services PLC
9/26/05	3.51% (d)	$530,000	$530,000
11/21/05	3.87 (b)(d)	50,000	50,019
HSBC Finance Corp.
9/26/05	3.63 (d)	222,000	222,000
HSH Nordbank AG
9/23/05	3.62 (b)(d)	237,000	237,000
ING USA Annuity & Life Insurance Co.
9/24/05	3.54 (d)(f)	123,000	123,000
MBIA Global Funding LLC
10/18/05	3.57 (b)(d)	99,000	99,000
Merrill Lynch & Co., Inc.
9/15/05	3.60 (d)	350,000	350,000
Metropolitan Life Insurance Co.
9/6/05	3.55 (b)(d)	160,292	160,292
Morgan Stanley
9/1/05	3.65 (d)	70,000	70,000
9/6/05	3.57 (d)	110,000	110,000
9/15/05	3.60 (d)	169,000	169,000
9/27/05	3.71 (d)	320,000	320,009
Pacific Life Global Funding
9/6/05	3.56 (b)(d)	60,000	60,000
9/13/05	3.56 (d)	30,000	30,000
RACERS
9/22/05	3.61 (b)(d)	480,000	480,000
Royal Bank of Canada
9/12/05	3.58 (d)	55,000	55,000
Royal Bank of Scotland PLC
9/21/05	3.58 (b)(d)	500,000	500,000
SBC Communications, Inc.
6/5/06	3.96 (b)	153,395	153,812
Security Life of Denver Insurance Co.
11/30/05	3.94 (d)(f)	85,000	85,000
SLM Corp.
9/1/05	3.56 (b)(d)	300,000	300,000
Suntrust Bank, Georgia
9/12/05	3.33 (d)	125,000	124,995
Travelers Insurance Co.
11/17/05	3.90 (d)(f)	75,000	75,000
11/19/05	3.90 (d)(f)	35,000	35,000

11 Quarterly Report

Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80% (d)	$300,000	$300,000
Verizon Global Funding Corp.
9/15/05	3.52 (d)	1,136,000	1,136,003
Wachovia Asset Securitization Issuance LLC
9/25/05	3.63 (b)(d)	95,000	95,000
Washington Mutual Bank, California
9/26/05	3.45 (d)	405,000	404,981
10/27/05	3.64 (d)	480,000	480,000
11/4/05	3.70 (d)	300,000	300,000
Wells Fargo & Co.
9/2/05	3.57 (d)	215,000	215,000
9/15/05	3.56 (d)	500,000	500,000
WestLB AG
9/12/05	3.58 (b)(d)	241,000	241,000
9/30/05	3.49 (b)(d)	265,000	265,000
Westpac Banking Corp.
9/12/05	3.40 (d)	100,000	100,000
TOTAL MEDIUM TERM NOTES			13,103,250

Short Term Notes 2.2%

Hartford Life Insurance Co.
9/1/05	3.48 (d)(f)	40,000	40,000
Jackson National Life Insurance Co.
10/1/05	3.64 (d)(f)	130,000	130,000
Metropolitan Life Insurance Co.
9/28/05	3.74 (b)(d)	85,000	85,000
10/3/05	3.64 (d)(f)	175,000	175,000
11/1/05	3.85 (d)(f)	65,000	65,000
Monumental Life Insurance Co.
9/1/05	3.65 (d)(f)	92,000	92,000
9/1/05	3.68 (d)(f)	65,000	65,000
11/1/05	3.89 (d)(f)	65,000	65,000
New York Life Insurance Co.
9/30/05	3.62 (d)(f)	425,000	425,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (d)(f)	200,000	200,000

Quarterly Report

12

Short Term Notes continued
Due	Annualized Yield at Principal Amount		Value
Date	Time of Purchase	(000s)	(000s)
Travelers Insurance Co.
10/1/05	3.60% (d)(f) $	5,000	$5,000
TOTAL SHORT TERM NOTES			1,347,000

Repurchase Agreements 24.1%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 8/31/05 due 9/1/05 At 3.6%)		$ 2,508,747	2,508,496
With:
Banc of America Securities LLC At:
3.61%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $417,900,000,
0% – 7.4%, 8/25/18 – 5/25/44)		398,040	398,000
3.62%, dated 8/31/05 due 9/1/05 (Collateralized by
Commercial Paper Obligations valued at
$714,000,000, 0% – 3.7%, 9/7/05 – 9/30/05)		700,070	700,000
3.64%, dated 8/31/05 due 9/1/05 (Collateralized by
Corporate Obligations valued at $510,000,000, 3.2% -
8.13%, 9/1/05 – 12/15/34)		500,051	500,000
3.69%, dated 8/31/05 due 9/1/05:
(Collateralized by Corporate Obligations valued at
$178,500,000, 5.5% – 9.5%, 8/15/06 – 1/15/33) .		175,018	175,000
(Collateralized by Mortgage Loan Obligations valued at
$157,500,000, 0% – 8.19%, 12/15/16 – 5/10/43)		150,015	150,000
Bear Stearns & Co. At:
3.62%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $105,001,385,
2.13%, 3/25/35)		100,010	100,000
3.69%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $105,004,564,
4.99% – 5.55%, 7/25/35 – 8/25/35)		100,010	100,000
Citigroup Global Markets, Inc. At:
3.62%, dated 8/31/05 due 9/1/05 (Collateralized by
Corporate Obligations valued at $765,000,000, 1.73%
– 7.75%, 10/1/08 – 5/25/35)		750,075	750,000
3.66%, dated 8/31/05 due 9/1/05:
(Collateralized by Mortgage Loan Obligations valued at
$621,101,357, 0% – 13.5%, 9/29/05 – 1/25/45) .		600,061	600,000
(Collateralized by U.S. Treasury Obligations valued at
$71,020,198, 0% – 9.88%, 4/15/06 – 5/15/44)		69,007	69,000

13 Quarterly Report

Investments (Unaudited) continued

Repurchase Agreements continued
	Maturity	Value
	Amount (000s)	(000s)

With: – continued
Credit Suisse First Boston, Inc. At:
3.62%, dated 8/31/05 due 9/1/05 (Collateralized by
Corporate Obligations valued at $178,501,997, 3.75%
– 8.5%, 11/1/05 – 7/1/35)	$ 175,018	$175,000
3.64%, dated 8/31/05 due 9/1/05 (Collateralized by
Corporate Obligations valued at $76,502,683, 2.55% -
7.91%, 2/15/10 – 10/15/37)	75,008	75,000
3.66%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $131,250,345,
2.23% – 7.96%, 10/15/09 – 6/10/42)	125,013	125,000
Deutsche Bank Securities, Inc. At:
3.56%, dated 8/10/05 due 9/15/05 (Collateralized by
Mortgage Loan Obligations valued at $184,620,000,
2.79% – 6.03%, 9/15/14 – 9/25/35)	181,644	181,000
3.63%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $204,000,000,
0.63% – 6.5%, 4/15/17 – 3/20/44)	200,020	200,000
3.69%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $439,950,000,
3.26% – 5.5%, 12/25/19 – 7/25/45)	419,043	419,000
Goldman Sachs & Co. At:
3.66%, dated:
8/23/05 due 11/21/05:
(Collateralized by Corporate Obligations valued at
$997,500,000, 0% – 13.5%, 11/25/05 -
11/15/43) (d)(e)	958,693	950,000
(Collateralized by Mortgage Loan Obligations valued
at $532,350,000, 0% – 23.72%, 8/25/07 -
10/25/44) (d)(e)	511,639	507,000
8/31/05 due 9/1/05 (Collateralized by Corporate
Obligations valued at $88,200,066, 0% – 2.25%,
7/1/06 – 8/15/33)	84,009	84,000
3.67%, dated 8/23/05 due 11/21/05 (Collateralized by
Equity Securities valued at $252,000,023) (d)(e)	242,202	240,000
J.P. Morgan Securities, Inc. At:
3.61%, dated 8/31/05 due 9/1/05 (Collateralized by
Commercial Paper Obligations valued at
$306,000,260, 0.02% – 0.35%, 9/21/05 – 12/2/05)	300,030	300,000
3.63%, dated 8/10/05 due 9/21/05 (Collateralized by
Corporate Obligations valued at $693,833,708, 5.25%
– 13.5%, 6/15/06 – 3/15/32)	661,791	659,000

Quarterly Report 14

Repurchase Agreements continued
	Maturity	Value
	Amount (000s)	(000s)
With: – continued
Merrill Lynch, Pierce, Fenner & Smith At:
3.64%, dated 8/31/05 due 9/1/05 (Collateralized by
Corporate Obligations valued at $306,002,711, 4.4% -
8.21%, 1/15/07 – 1/15/27)	$ 300,030	$300,000
3.66%, dated 8/31/05 due 9/1/05 (Collateralized by
Equity Securities valued at $1,228,624,539)	1,170,119	1,170,000
3.71%, dated 7/27/05 due 10/25/05 (Collateralized by
Corporate Obligations valued at $840,430,882, 4% -
13.75%, 2/15/06 – 5/1/34) (d)(e)	807,420	800,000
Morgan Stanley & Co. At:
3.63%, dated 8/10/05 due 9/21/05:
(Collateralized by Corporate Obligations valued at
$308,300,857, 0% – 10.75%, 9/1/05 – 5/10/43) .	301,271	300,000
(Collateralized by Mortgage Loan Obligations valued at
$258,300,000, 4.13% – 7.53%, 4/14/27 -
10/25/35)	247,042	246,000
3.64%, dated 8/31/05 due 9/1/05 (Collateralized by
Mortgage Loan Obligations valued at $818,717,912,
0% – 11.2%, 9/7/05 – 1/20/44)	784,079	784,000
3.71%, dated 8/31/05 due 9/1/05 (Collateralized by
Equity Securities valued at $735,000,018)	700,072	700,000
Wachovia Securities, Inc. At 3.63%, dated 8/31/05 due
9/1/05 (Collateralized by Mortgage Loan Obligations
valued at $526,598,738, 1.05% 8.74%, 4/10/07
1/15/42)	516,052	516,000
TOTAL REPURCHASE AGREEMENTS		14,781,496

TOTAL INVESTMENT PORTFOLIO 106.4%
(Cost $65,259,643)		65,259,643

NET OTHER ASSETS – (6.4)%		(3,902,847)
NET ASSETS 100%		$61,356,796

Security Type Abbreviation

CP COMMERCIAL PAPER

15 Quarterly Report

Investments (Unaudited) continued Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,983,233,000 or 6.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

Quarterly Report

16

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,382,000,000 or 5.5% of net assets

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Bear Stearns
Companies, Inc.
3.34%, 9/12/05	3/15/05	$234,000
GE Capital
Assurance Co.	4/1/05
3.59%, 9/1/05	7/28/05	$155,000
Goldman Sachs
Group, Inc.:
3.48%, 11/22/05	3/10/05	$480,000
3.61%, 9/6/05	1/6/05	$263,000
3.62%, 9/14/05	2/14/05	$161,000
3.83%, 11/11/05	8/11/04	$367,000
Hartford Life
Insurance Co.
3.48%, 9/1/05	12/16/03	$40,000
Hypo Real Estate
Bank International:
3.73%, 10/31/05	7/27/05	$36,000
3.75%, 10/17/05	8/11/05	$106,000
ING USA Annuity
& Life Insurance
Co. 3.54%,
9/24/05	6/23/05	$123,000
Jackson National
Life Insurance Co.
3.64%, 10/1/05	3/31/03	$130,000
Metropolitan Life
Insurance Co.:
3.64%, 10/3/05	3/26/02	$175,000
3.85%, 11/1/05	2/24/03	$65,000

	Acquisition	Cost
Security	Date	(000s)
Monumental Life
Insurance Co.:	7/31/98
3.65%, 9/1/05	9/17/98	$92,000
3.68%, 9/1/05	3/12/99	$65,000
3.89%, 11/1/05	2/1/00	$65,000
New York Life
Insurance Co.	2/28/02
3.62%, 9/30/05	12/19/02	$425,000
Security Life of
Denver Insurance
Co. 3.94%,
11/30/05	8/26/05	$85,000
Transamerica
Occidental Life
Insurance Co.
3.86%, 11/1/05	4/28/00	$200,000
Travelers
Insurance Co.:
3.6%, 10/1/05	4/1/05	$5,000
3.9%, 11/17/05	5/17/05	$75,000
3.9%, 11/19/05	8/18/05	$35,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $65,259,643,000.

17 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

18

Quarterly Holdings Report for Fidelity® U.S. Government Reserves Fund

August 31, 2005

1.805753.101 FUS-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies 25.8%

Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Fannie Mae – 18.8%
Agency Coupons – 17.1%
9/6/05	3.22% (b)	$48,000	$48,000
9/21/05	3.31 (b)	115,000	114,915
9/22/05	3.31 (b)	135,000	134,891
10/3/05	3.39 (b)	37,000	36,998
11/22/05	3.72 (b)	60,000	59,973
			394,777

Discount Notes – 1.7%
9/6/05	3.10	38,000	37,984
			432,761
Federal Home Loan Bank – 6.0%
Agency Coupons – 6.0%
9/13/05	3.27 (b)	56,000	55,965
11/2/05	3.59 (b)	23,000	22,985
11/10/05	3.65 (b)	60,000	59,973
			138,923

Freddie Mac – 1.0%
Discount Notes – 1.0%
7/25/06	4.01	24,200	23,354
TOTAL FEDERAL AGENCIES			595,038

U.S. Treasury Obligations 1.5%

U.S. Treasury Bills – 1.5%
10/20/05	3.25	34,855	34,702

Quarterly Report

20

Repurchase Agreements 76.0%
	Maturity	Value
	Amount (000s)	(000s)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 8/31/05 due 9/1/05 At 3.6%) (c)	$ 1,614,422	$1,614,260
With UBS Warburg LLC At:
3.3%, dated 6/7/05 due 9/16/05 (Collateralized by
Mortgage Loan Obligations valued at $61,204,270,
5.02% – 5.14%, 9/1/34)	60,556	60,000
3.77%, dated 9/20/05 due 10/28/05 (Collateralized by
Mortgage Loan Obligations valued at $83,640,347,
3.96% – 5.15%, 5/1/33 – 6/1/35) (a)	82,326	82,000
TOTAL REPURCHASE AGREEMENTS		1,756,260

TOTAL INVESTMENT PORTFOLIO 103.3%
(Cost $2,386,000)		2,386,000

NET OTHER ASSETS – (3.3)%		(76,274)
NET ASSETS 100%		$2,309,726

21 Quarterly Report

Investments (Unaudited) continued Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/		Value
Counterparty
$1,614,260 due 9/1/05 at 3.6%
Banc of America Securities LLC		$ 186,449
Bank of America, National Association	.	186,449
Barclays Capital Inc.		372,898
Citigroup Global Markets Inc		93,225
Credit Suisse First Boston LLC		46,612
Goldman, Sachs & Co.		93,225
J.P. Morgan Securities, Inc.		46,612
Morgan Stanley & Co. Incorporated.		257,843
UBS Securities LLC		261,029
Wachovia Capital Markets, LLC		23,306
WestLB AG		46,612
		$ 1,614,260

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,386,000,000.

Quarterly Report

22

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

23 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005